SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares issuable upon exercise
Outstanding at beginning of year		1,672,684	1,587,612	1,967,784
Granted		412,059	347,563	554,433
Exercised		(51,746)	(175,482)	(908,169)
Forfeited		(257,738)	(87,009)	(26,436)
Outstanding at end of year		1,775,259	1,672,684	1,587,612
Exercisable at end of year		1,061,474	987,568	1,039,011
Weighted average exercise price
Outstanding at beginning of year	[1]	$ 6.87	$ 6.64	$ 2.51
Granted	[1]	9.80	7.38	13.76
Exercised	[1]	3.69	3.04	1.94
Forfeited	[1]	11.96	12.55	9.73
Outstanding at end of year	[1]	6.90	6.87	6.64
Exercisable at end of year	[1]	$ 4.91	$ 4.22	$ 2.87

[1]	In dollars per share.